Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2025	Jan. 31, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Basic Earnings Per Common Share
Net income attributable to bank shareholders		$ 1,960	$ 2,134	$ 1,862	$ 4,094	$ 3,152
Dividends on preferred shares and distributions on other equity instruments		(142)		(143)	(207)	(183)
Net income available to common shareholders		$ 1,818		$ 1,719	$ 3,887	$ 2,969
Weighted-average number of common shares outstanding		725,402		728,348	727,518	726,024
Basic earnings per common share		$ 2.51	$ 2.84	$ 2.36	$ 5.34	$ 4.09
Diluted Earnings Per Common Share
Net income available to common shareholders		$ 1,818		$ 1,719	$ 3,887	$ 2,969
Weighted-average number of common shares outstanding		725,402		728,348	727,518	726,024
Dilutive impact of stock options
Stock options potentially exercisable	[1]	5,893		4,691	6,072	3,707
Common shares potentially repurchased		(4,855)		(3,760)	(4,989)	(2,824)
Weighted-average number of diluted common shares outstanding		726,440		729,279	728,601	726,907
Diluted earnings per common share		$ 2.5	$ 2.83	$ 2.36	$ 5.34	$ 4.08

[1]	The dilutive effect of stock options was calculated using the treasury stock method. In computing diluted earnings per share, we excluded average stock options outstanding of 716,633 and 594,569 with a weighted-average exercise price of $150.60 and $151.95 for the three and six months ended April 30, 2025, respectively (2,198,642 and 3,140,711 with a weighted-average exercise price of $132.66 and $131.39 for the three and six months ended April 30, 2024, respectively), as the average share price for the periods did not exceed the exercise price.